Income Taxes - Deferred Tax Assets and Liabilities (Details) - USD ($) $ in Millions	Dec. 31, 2023	Dec. 31, 2022
Deferred tax assets
Accrued pension and postretirement liabilities	$ 47	$ 52
Accrued employee benefits	42	50
Other accrued expenses	9	6
Net operating loss carryforward	46	46
Advance payments	25	38
Operating lease liabilities	38	38
Capitalized research and development	10	15
Foreign tax credit	8	0
Other	5	4
Subtotal (before valuation allowances)	230	249
Valuation allowances	(56)	(47)
Total deferred tax assets	174	202
Deferred tax liabilities
Basis difference for intangible assets	(32)	(33)
Basis difference for fixed assets	(6)	(14)
Operating lease right-of-use assets	(36)	(37)
Tax on unrepatriated earnings	(5)	(4)
Other	(9)	(8)
Total deferred tax liabilities	(88)	(96)
Net deferred income tax assets	$ 86	$ 106